Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500

NOTE 9. RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

The following is a reconciliation of net assets available for benefits per the accompanying financial statements to the IRS Form 5500 Annual Return/Report of Employee Benefit Plans at December 31, 2025 and 2024:

	December 31,
	2025	2024
Net assets available for benefits per financial statements	$2,603,929,177	$2,401,038,256
Deemed defaulted loans	(4,911,334)	(4,645,289)
Net assets available for benefits per the Form 5500	$2,599,017,843	$2,396,392,967

The following is a reconciliation of the increase in net assets per the financial statements to the Form 5500 for the year ended December 31, 2025:

Year Ended
December 31, 2025
Increase in net assets available for benefits per financial statements	$202,890,921
Current year deemed defaulted loans	(855,063)
Interest on deemed defaulted loans	(210,374)
Prior year deemed defaulted loans – paid through termination	799,392
Increase in net assets available for benefits per the Form 5500	$202,624,876